Equity-Accounted Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2024
Equity Method Investments and Joint Ventures [Abstract]
Financial Information of Joint Ventures	A summary of the Company's investments in and advances to equity-accounted joint ventures are as follows:

		As at December 31, 2024			As at December 31,
Name	Ownership Percentage	# of Delivered Vessels	LNG Terminal	Newbuildings on order (ix)	2024 $	2023 $
Angola Joint Venture (i)	33%	4	—	—	85,961	121,935
Bahrain LNG Joint Venture (ii)	30%	—	1	—	87,973	90,298
Exmar LPG Joint Venture (iii)	50%	18	—	12	187,860	160,158
MALT Joint Venture (iv)	52%	6	—	—	314,332	292,545
Pan Union LNG Joint Venture (v)	20%-30%	4	—	—	87,777	88,651
RasGas III Joint Venture (vi)	40%	4	—	—	117,995	130,124
Yamal LNG Joint Venture (vii)	50%	6	—	—	466,472	430,120
Other	50%	—	—	—	8	8
		42	1	12	1,348,378	1,313,839
Less credit loss provision					(1,800)	(2,100)
Investments in and advances to equity-accounted joint ventures, net					1,346,578	1,311,739